CONTRACTUAL COMMITMENTS - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 1,272	$ 1,844
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	223	307
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	547	841
5+ years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 502	$ 696